Commitment and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
	Lease Liability	Lease Liability
	RMB	US$
Year ending June 30:
2020	7,681	1,119
2021	7,397	1,077
2022	6,807	992
2023	6,115	891
2024	2,034	296
After 2024	370	54
Total	30,404	4,429